Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Curasset Capital Management Core Bond Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Core Bond Fund
Class Name	Founders Class Shares
Trading Symbol	CMBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Founders Class Shares for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/core-bond-fund
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$18	0.36%¹
¹	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of October 1, 2025, to March 31, 2026, the Curasset Capital Management Core Bond Fund Founders Class Shares (the "Fund"), returned 0.88%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 1.05% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities and collateralized loan obligations contributed to relative performance. Exclusion of Agency mortgages and yield curve positioning detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Toftal Return Since Inception
Curasset Capital Management Core Bond Fund - Founders Class Shares	3.65%	1.07%
Bloomberg US Aggregate Bond Index	4.35%	-0.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.curassetfunds.com/core-bond-fund for more recent performance information.
Net Assets	$ 288,054,305
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 340,594
Investment Company, Portfolio Turnover	1.64%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$288,054,305
Number of Holdings	267
Total Net Advisory Fee	$340,594
Portfolio Turnover Rate	1.64%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition
Curasset Capital Management Core Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Core Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Institutional Class Shares for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/core-bond-fund
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.51%¹
¹	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of October 1, 2025, to March 31, 2026, the Curasset Capital Management Core Bond Fund Institutional Class Shares (the "Fund"), returned 0.81%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 1.05% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities and collateralized loan obligations contributed to relative performance. Exclusion of Agency mortgages and yield curve positioning detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Average Annual Total Returns Since Inception
Curasset Capital Management Core Bond Fund - Institutional Class Shares	3.05%
Bloomberg US Aggregate Bond Index	3.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.curassetfunds.com/core-bond-fund for more recent performance information.
Net Assets	$ 288,054,305
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 340,594
Investment Company, Portfolio Turnover	1.64%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$288,054,305
Number of Holdings	267
Total Net Advisory Fee	$340,594
Portfolio Turnover Rate	1.64%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition
Curasset Capital Management Limited Term Income Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Limited Term Income Fund
Class Name	Founders Class Shares
Trading Symbol	CMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund, Founders Class Shares for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/limited-term-income. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/limited-term-income
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$22	0.44%¹
¹	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of October 1, 2025, to March 31, 2026, the Curasset Capital Management Limited Term Income Fund Founders Class Shares (the "Fund"), returned 1.48%. This performance outperformed that of its broad-based benchmark, the Bloomberg Aggregate Bond Index, which returned 1.05%, and slightly underperformed the return of its secondary index, the Bloomberg US 1–3 Year Bond Index, which returned 1.53%, over the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities and collateralized loan obligations contributed to relative performance. Exclusion of Agency mortgages and yield curve positioning detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Curasset Capital Management Limited Term Income Fund - Founders Class	4.21%	3.22%
Bloomberg US Aggregate Bond Index	4.35%	-0.15%
Bloomberg US 1-3 Year Bond Index	4.45%	2.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.curassetfunds.com/limited-term-income for more recent performance information.
Net Assets	$ 364,991,059
Holdings Count | Holdings	252
Advisory Fees Paid, Amount	$ 585,034
Investment Company, Portfolio Turnover	1.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$364,991,059
Number of Holdings	252
Total Net Advisory Fee	$585,034
Portfolio Turnover Rate	1.76%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.